Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Contract liabilities	$ 786,411	$ 956,884
Less - Advances presented under long-term liabilities	62,830	175,890
Contract liabilities (customer advances)	$ 723,581	$ 780,994